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<FILENAME>inftable.txt

				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2007

    This Amendment (Check only one.):       [ X ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             July 18, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  75
                                            ---------------------------

Form 13F  Information Table Value Total:            $112,914
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      330     8358 SH       Sole                     7208              1150
AFLAC                          COM              001055102     4365    92745 SH       Sole                    67460             25285
                                                                28      595 SH       Other                                       595
Amerisourcebergen              COM              03073E105      668    12665 SH       Sole                     4280              8385
Anadarko Petroleum             COM              032511107     1550    36059 SH       Sole                    22751             13308
                                                                13      300 SH       Other                                       300
Automatic Data Processing      COM              053015103     2417    49940 SH       Sole                    35680             14260
                                                                10      215 SH       Other                                       215
Bank of America                COM              060505104     3860    75661 SH       Sole                    56702             18959
                                                                20      393 SH       Other                                       393
Bed Bath & Beyond              COM              075896100     2355    58635 SH       Sole                    40210             18425
Berkshire Hathaway Inc Cl A    COM              084670108      327        3 SH       Other                                         3
Broadridge Financial Solutions COM                             244    12398 SH       Sole                     8858              3540
                                                                 1       53 SH       Other                                        53
CVS/Caremark Corp              COM              126650100     2963    86799 SH       Sole                    58519             28280
Canon Inc ADR                  COM              138006309     2587    48200 SH       Sole                    32493             15707
                                                                19      352 SH       Other                                       352
Chevron Corp                   COM              166764100      281     3793 SH       Sole                     3243               550
Chubb Corporation              COM              171232101     4670    90382 SH       Sole                    59163             31219
                                                                31      600 SH       Other                                       600
Citigroup                      COM              172967101     3368    65600 SH       Sole                    51894             13706
                                                                15      300 SH       Other                                       300
Colgate-Palmolive              COM              194162103      816    12217 SH       Sole                     8517              3700
ConocoPhillips                 COM              20825C104     2381    34839 SH       Sole                    22346             12493
Dollar Tree Stores             COM              256747106      826    21600 SH       Sole                    16170              5430
Emerson Electric               COM              291011104      278     6460 SH       Sole                     2290              4170
Express Scripts Cl A           COM              302182100     3324    41175 SH       Sole                    26195             14980
                                                                24      295 SH       Other                                       295
Exxon Mobil Corp               COM              30231G102     1237    16393 SH       Sole                    12493              3900
Factset Research Systems       COM              303075105     2327    37030 SH       Sole                    25715             11315
                                                                14      215 SH       Other                                       215
General Dynamics               COM              369550108     5235    68515 SH       Sole                    48350             20165
                                                                39      510 SH       Other                                       510
General Electric               COM              369604103     4133   116878 SH       Sole                    88338             28540
                                                                21      600 SH       Other                                       600
Home Depot                     COM              437076102     1014    27609 SH       Sole                    18692              8917
                                                                22      600 SH       Other                                       600
Int'l Business Machines        COM              459200101     2266    24035 SH       Sole                    17245              6790
                                                                10      105 SH       Other                                       105
Johnson & Johnson              COM              478160104     3811    63247 SH       Sole                    45797             17450
                                                                27      450 SH       Other                                       450
Johnson Controls               COM              478366107     2369    25042 SH       Sole                    17580              7462
Kinder Morgan Inc              COM              49455P101     2623    24642 SH       Sole                    17757              6885
                                                                32      300 SH       Other                                       300
Lowes Cos Inc                  COM              548661107     1708    54233 SH       Sole                    38408             15825
Medtronic                      COM              585055106     1916    39064 SH       Sole                    29474              9590
                                                                13      260 SH       Other                                       260
Nabors Industries Ltd          COM              G6359F103     2165    72975 SH       Sole                    52105             20870
                                                                13      435 SH       Other                                       435
Pfizer Inc                     COM              717081103      714    28284 SH       Sole                    20029              8255
Qualcomm Inc                   COM              747525103     4921   115350 SH       Sole                    84580             30770
                                                                31      730 SH       Other                                       730
SLM Corp                       COM              78442P106     1899    46440 SH       Sole                    33720             12720
                                                                11      270 SH       Other                                       270
Sherwin Williams               COM              824348106     1694    25645 SH       Sole                    17740              7905
                                                                15      220 SH       Other                                       220
Stryker Corp                   COM              863667101     2940    44335 SH       Sole                    31820             12515
                                                                17      255 SH       Other                                       255
Sysco Corp                     COM              871829107     4583   135480 SH       Sole                    99365             36115
                                                                20      605 SH       Other                                       605
Torchmark                      COM              891027104     1383    21088 SH       Sole                    11508              9580
United Technologies            COM              913017109     4627    71184 SH       Sole                    52654             18530
                                                                34      520 SH       Other                                       520
Unitedhealth Group Inc         COM              91324P102     3532    66680 SH       Sole                    44835             21845
                                                                32      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     3936    71505 SH       Sole                    49270             22235
                                                                33      594 SH       Other                                       594
Wal Mart Stores                COM              931142103     3099    65998 SH       Sole                    50573             15425
Walgreen                       COM              934122109     1692    36869 SH       Sole                    25999             10870
Wells Fargo & Co (New)         COM              949746101      270     7850 SH       Sole                     4930              2920
Harbor International                            411511645      452 7124.435 SH       Sole                 6942.255           182.180
S&P Depository Receipt Trust U                  78462F103     1371 9655.000 SH       Sole                 9655.000
Schwab 1000 Fund - Select                       808517809     1753 42081.490 SH      Sole                38762.042          3319.448
iShares MSCI EAFE Index Fund                    464287465     5067 66450.000 SH      Sole                47760.000         18690.000
                                                                20  265.000 SH       Other                                   265.000



